Shareholder Report, Holdings (Details)	May 31, 2024
C000065113 | Government
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000065113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000065113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000065113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000065113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000065113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065113 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065113 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065111 | Government
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000065111 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000065111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000065111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000065111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000065111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000065111 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000065111 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112018 | Government
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112018 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112018 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000112018 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000112018 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000112018 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112018 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112018 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112018 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000112018 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112018 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000065112 | Government
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000065112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000065112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000065112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000065112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000065112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000065112 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153268 | Government
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000153268 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153268 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153268 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000153268 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153268 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153268 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153268 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153268 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%